RELATED PARTY TRANSACTIONS - Founder Shares (Details)			3 Months Ended	4 Months Ended	6 Months Ended
		Sep. 04, 2020 USD ($) shares	Jun. 30, 2021 shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2021 D $ / shares shares
Related Party Transaction
Issuance of preferred stock | $	[1]			$ 25,000
Class B Common Stock
Related Party Transaction
Common stock, shares outstanding			12,500,000	12,500,000	12,500,000
Founder Shares | Sponsor | Class B Common Stock
Related Party Transaction
Issuance of preferred stock (in shares)		14,375,000
Issuance of preferred stock | $		$ 25,000
Issued and outstanding shares percentage		20.00%
Number of shares subject to forfeiture		1,875,000		1,875,000
Common stock, shares outstanding				12,500,000
Restrictions on transfer period of time after business combination completion					1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D					20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D					30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days

[1]	Includes up to 1,875,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter.Upon the expiration of the over-allotment option in December 2020, 1,875,000 shares of Class B common stock were forfeited (see Note 6).